Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 13 – Subsequent Events

The Company evaluates events that have occurred after the balance sheet date through the date these financial statements were issued.

Syra Health received contract extensions from several existing customers, including a one-year renewal of its public health contract with Wake County Public Health in North Carolina. The Company also secured a one-year extension of its healthcare workforce contract with the Indiana Veterans’ Home. The Company has been awarded an amendment to its existing Indiana FSSA (Family & Social Services Administration) contract with DDRS (Division of Disability and Rehabilitative Services), to extend a learning management platform to the state’s Bureau of Disability Services, through October 2028.

Syra Health has established a Business Advisory Council to support strategic market expansion and identify growth opportunities.

The Company anticipates approval for the CMS ACCESS Model in partnership with HealthSync in the near term, which is expected to serve as a durable source of revenue for Syra Health over the next 10 years.

Note 14 – Subsequent Events

The Company evaluates events that have occurred after the balance sheet date through the date these financial statements were issued.

●	Executed a strategic transformation from a healthcare technology provider to a fully integrated healthcare solutions company, delivering end-to-end capabilities for government and commercial healthcare customers.
●	Won a new training contract to safeguard behavioral health workers from workplace violence, addressing a critical and growing need on the frontlines of care.
●	Scaled our live-agent HEDIS call center operations and expanded utilization nursing staff to meet demand from insurance company customers.
●	Launched a wellness program in collaboration with a public health department to protect employees from secondary trauma.
●	Submitted Syrenity for FDA approval under the FDA’s TEMPO pilot program, positioning the Company to participate in CMS’s ACCESS Model, a 10-year national initiative launching July 2026 that rewards improved patient outcomes in behavioral health.